UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21241

RMR REAL ESTATE FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Thomas M. O’Brien, President RMR Real Estate Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Brian D. O’Sullivan
State Street Bank and Trust Company
2 Avenue De Lafayette, 6th Floor
Boston, Massachusetts 02111

Thomas Reyes, Esq.
State Street Bank and Trust Company
2 Avenue De Lafayette, 6th Floor
Boston, Massachusetts 02111

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments.

RMR Real Estate Fund

Portfolio of Investments  –  March 31, 2007 (unaudited)

Company	Shares	Value
Common Stocks – 97.8%
Real Estate Investment Trusts – 94.8%
Apartments – 10.0%
Apartment Investment & Management Co.	66,100	$3,813,309
Archstone-Smith Trust	600	32,568
Associated Estates Realty Corp.	105,400	1,485,086
AvalonBay Communities, Inc.	2,000	260,000
Equity Residential	44,000	2,122,120
Home Properties, Inc.	88,800	4,689,528
Mid-America Apartment Communities, Inc.	5,000	281,300
UDR, Inc.	17,000	520,540
		13,204,451
Diversified – 24.9%
Colonial Properties Trust	131,700	6,014,739
Cousins Properties, Inc.	10,100	331,886
Crescent Real Estate Equities Co.	352,500	7,071,150
Duke Realty Corp.	7,000	304,290
iStar Financial, Inc.	6,000	280,980
Lexington Corporate Properties Trust	358,800	7,581,444
Liberty Property Trust	24,000	1,169,280
Mission West Properties, Inc.	5,000	72,300
National Retail Properties, Inc.	338,700	8,193,153
Spirit Finance Corp.	17,500	260,750
Vornado Realty Trust	14,000	1,670,760
Washington Real Estate Investment Trust	300	11,226
		32,961,958
Health Care – 14.4%
Cogdell Spencer, Inc.	15,000	316,050
Health Care Property Investors, Inc.	19,080	687,453
Health Care REIT, Inc.	162,600	7,138,140
Healthcare Realty Trust, Inc.	16,200	604,260
Medical Properties Trust, Inc.	20,900	307,021
Nationwide Health Properties, Inc.	257,600	8,052,576
OMEGA Healthcare Investors, Inc.	90,200	1,546,930
Universal Health Realty Income Trust	13,000	464,750
		19,117,180
Hospitality – 3.2%
Ashford Hospitality Trust, Inc.	2,500	29,850
Eagle Hospitality Properties Trust, Inc.	60,000	669,000
Entertainment Properties Trust	22,000	1,325,500
Equity Inns, Inc.	11,000	180,180
FelCor Lodging Trust, Inc.	17,000	441,490
Hersha Hospitality Trust	6,100	71,858
Highland Hospitality Corp.	7,000	124,600
LaSalle Hotel Properties	3,200	148,352
Supertel Hospitality, Inc.	161,000	1,228,430
		4,219,260
Industrial – 9.6%
AMB Property Corp.	4,000	235,160
DCT Industrial Trust, Inc.	47,500	561,925
EastGroup Properties, Inc.	21,400	1,092,042
First Industrial Realty Trust, Inc.	209,640	9,496,692
ProLogis	21,000	1,363,530
		12,749,349
Manufactured Homes – 1.8%
Sun Communities, Inc.	75,900	2,354,418

See notes to portfolio of investments.

Company	Shares	Value
Mortgage – 9.8%
Abingdon Investment, Ltd. (a)	550,000	$5,225,000
Alesco Financial, Inc.	558,600	4,865,406
American Home Mortgage Investment Corp.	10,000	269,900
American Mortgage Acceptance Co.	22,800	203,832
Anthracite Capital, Inc.	2,000	24,000
Arbor Realty Trust, Inc.	1,200	36,528
CBRE Realty Finance, Inc.	5,000	66,150
Crystal River Capital, Inc.	26,800	719,312
Deerfield Triarc Capital Corp.	3,000	44,970
HomeBanc Corp.	12,500	43,625
KKR Financial Corp.	15,500	425,165
New Century Financial Corp.	12,000	12,720
Newcastle Investment Corp.	21,600	598,968
NorthStar Realty Finance Corp.	10,000	152,100
NovaStar Financial, Inc.	45,500	227,500
Thornburg Mortgage, Inc.	3,500	91,000
		13,006,176
Office – 7.3%
American Financial Realty Trust	231,100	2,329,488
Boston Properties, Inc.	13,000	1,526,200
Brandywine Realty Trust	15,400	514,514
Corporate Office Properties Trust	11,500	525,320
Douglas Emmett, Inc.	12,500	319,125
Highwoods Properties, Inc.	55,000	2,171,950
Mack-Cali Realty Corp.	11,000	523,930
Maguire Properties, Inc.	48,000	1,706,880
Parkway Properties, Inc.	400	20,900
		9,638,307
Other Financial Services – 0.0%
Friedman Billings Ramsey Group, Inc.	5,000	27,600
Retail – 10.4%
CBL & Associates Properties, Inc.	33,000	1,479,720
Cedar Shopping Centers, Inc.	5,000	81,000
Developers Diversified Realty Corp.	2,000	125,800
Equity One, Inc.	10,000	265,000
Feldman Mall Properties, Inc.	3,000	36,420
Glimcher Realty Trust	109,400	2,955,988
Kimco Realty Corp.	3,000	146,220
New Plan Excel Realty Trust	184,780	6,103,283
Pennsylvania Real Estate Investment Trust	12,000	531,960
Ramco-Gershenson Properties Trust	3,000	107,130
Realty Income Corp.	18,200	513,240
Simon Property Group, Inc.	12,000	1,335,000
Urstadt Biddle Properties, Inc.	8,900	174,084
		13,854,845
Specialty – 1.0%
Getty Realty Corp.	32,600	936,924
Resource Capital Corp.	22,500	363,150
		1,300,074
Storage – 2.4%
Public Storage, Inc.	3,000	284,010
Sovran Self Storage, Inc.	50,000	2,770,500
U-Store-It Trust	5,000	100,600
		3,155,110
Total Real Estate Investment Trusts (Cost $107,371,580)		125,588,728

See notes to portfolio of investments.

Company	Shares	Value
Other – 3.0%
American Capital Strategies, Ltd.	23,500	$1,041,285
IndyMac Bancorp, Inc.	8,000	256,400
Iowa Telecommunication Services, Inc.	50,500	1,010,000
MCG Capital Corp.	11,000	206,360
Meruelo Maddux Properties, Inc. (b)	24,600	215,250
Seaspan Corp.	48,200	1,291,278
Total Other (Cost $3,339,574)		4,020,573
Total Common Stocks (Cost $110,711,154)		129,609,301
Preferred Stocks – 33.1%
Real Estate Investment Trusts – 33.1%
Apartments – 1.8%
Apartment Investment & Management Co., Series G	32,800	848,536
Apartment Investment & Management Co., Series T	60,000	1,522,800
		2,371,336
Diversified – 1.4%
Colonial Properties Trust, Series D	10,000	257,600
Colonial Properties Trust, Series E	62,910	1,591,623
		1,849,223
Health Care – 6.7%
Health Care REIT, Inc., Series G	20,000	635,200
LTC Properties, Inc., Series F	160,000	4,080,000
OMEGA Healthcare Investors Inc., Series D	160,000	4,128,000
		8,843,200
Hospitality – 12.0%
Ashford Hospitality Trust, Series A	107,900	2,762,240
Eagle Hospitality Properties Trust, Inc., Series A	28,000	686,000
Equity Inns, Inc., Series B	34,000	876,520
FelCor Lodging Trust, Inc., Series A (c)	83,000	2,140,570
FelCor Lodging Trust, Inc., Series C	49,200	1,251,648
Innkeepers USA Trust, Series C	120,000	3,013,200
Strategic Hotels & Resorts, Inc., Series B	54,500	1,387,297
Winston Hotels, Inc., Series B	160,000	3,744,000
		15,861,475
Manufactured Homes – 5.4%
Affordable Residential Communities, Series A	280,000	7,112,000
Mortgage – 2.6%
Anthracite Capital, Inc., Series D	24,000	568,800
RAIT Investment Trust, Series A	125,000	2,937,500
		3,506,300
Office – 0.6%
Corporate Office Properties Trust, Series J	4,000	101,800
Kilroy Realty Corp., Series F	30,000	768,300
		870,100
Retail – 2.6%
CBL & Associates Properties, Inc., Series B	20,000	1,008,200
Glimcher Realty Trust, Series F	20,000	511,400
Glimcher Realty Trust, Series G	50,000	1,265,000
The Mills Corp., Series E	7,100	186,091
The Mills Corp., Series G	17,000	444,550
		3,415,241
Total Preferred Stocks (Cost $42,235,713)		43,828,875
Short-Term Investments – 6.1%
Other Investment Companies – 6.1%
SSgA Money Market Fund, 4.98% (d) (Cost $8,138,330)	8,138,330	8,138,330

See notes to portfolio of investments.

Total Investments – 137.0% (Cost $161,085,197) (e)	$181,576,506
Other assets less liabilities – 0.7%	908,000
Preferred Shares, at liquidation preference – (37.7)%	(50,000,000)
Net Assets applicable to common shareholders – 100%	$132,484,506

Notes to Portfolio of Investments
(a)	144A securities. Securities restricted for resale to Qualified Institutional Buyers (3.9% of net assets).
(b)	As of March 31, 2007, this security had not paid a distribution.
(c)	Convertible into common stock.
(d)	Rate reflects 7 day yield as of March 31, 2007.
(e)

Although subject to adjustments to the extent 2007 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of March 31, 2007 are as follows:

Cost	$161,085,197

Gross unrealized appreciation	$23,876,126
Gross unrealized depreciation	(3,384,817)
Net unrealized appreciation	$20,491,309

Reference should be made to the Fund’s financial statements for the year ended December 31, 2006, for further information concerning the income tax characterization of the Fund’s investment income and distributions.

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR REAL ESTATE FUND

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	May 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	May 8, 2007

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	May 8, 2007